Intangible Assets	3 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]	Intangible Assets
The following table summarizes intangible assets, net (in thousands):

	March 31, 2022	December 31, 2021
Developed technology	$10,344	$10,344
Supplier agreements	68,147	68,147
Channel partner relationships	730	730
Capitalized development costs	103	103
Customer relationships	380	380
	79,704	79,704
Accumulated amortization:
Developed technology	(10,344)	(10,344)
Supplier agreement	(11,501)	(5,289)
Channel partner relationships	(629)	(598)
Capitalized development costs	(103)	(103)
Customer relationships	(356)	(353)
	(22,933)	(16,687)
Total finite-lived intangible assets, net	$56,771	$63,017
Amortization expense of intangible assets was $6.2 million and $0.2 million during the three months ended March 31, 2022 and 2021, respectively. Estimated amortization expense for intangible assets is expected to be approximately $20.9 million for the remainder of 2022 and $8.6 million, $8.6 million, $8.6 million, $8.6 million, and $0.8 million in fiscal 2023, 2024, 2025, 2026 and 2027, respectively.
Hertford Asset Acquisition
On July 31, 2021, the Company entered into an agreement (the “Hertford Agreement”) with Hertford Advisors Ltd. (“Hertford”), a privately held company that provides turnkey mining solutions, to provide an exclusive right to assume all of Hertford’s rights to a number of digital asset mining hardware agreements (the “Equipment Agreements”). The Company has assumed and executed the first Equipment Agreement directly with the manufacturer, for the purchase of up to 60,000 new digital asset mining machines, with deliveries that commenced in January 2022 and continue over the next nine months. In exchange for the assignment of the Equipment Agreements for which the Company has the right, but not the obligation, to complete, in 2021 the Company issued to Hertford common and preferred shares with an aggregate value of $53.8 million and is included in supplier agreements.
Supplier Agreement Acquisition
On August 3, 2020, the Company and Dale Allan Peters (“Peters”), as the beneficial shareholder of 101250 Investments Ltd. (“101 Invest”), a company existing under the laws of the Turks & Caicos Islands and a water partner of Rainmaker, entered into a share purchase agreement (the “101 Invest Purchase Agreement”). As a result of the 101 Invest Purchase Agreement, 101 Invest is a wholly-owned subsidiary of the Company. Under the terms of the 101 Invest Purchase Agreement, the Company issued common shares to Greenfield Investments Ltd. for a value of $1,560,000 and is included in supplier agreements. 101 Invest has exclusive rights to deliver the Rainmaker water solution to three Turks and Caicos island communities - Plantation Hills, Blue Sky and Village Estates.